Fair Value (Fair Value Of Assets And Liabilities By Level Measured On A Recurring Basis) (Details) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2011		Mar. 31, 2011
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Obligations to return securities received as collateral	¥ 4,520,144		¥ 3,267,775
Fair Value, Assets Measured on Recurring Basis, Total	91,790,999		83,868,982
Fair Value, Liabilities Measured on Recurring Basis, Total	16,384,115		13,637,878
Trading securities classified as equity securities valued at net asset value	182,278		193,249
Unfunded commitment of trading securities classified as equity securities valued at net asset value	5,428		5,780
Real estate funds classified as other assets valued at net asset value	6,575		7,332
Hedged funds classified as other assets valued at net asset value	3,814		3,986
Private equity funds classified as other assets valued at net asset value	3,572		3,220
Unfunded commitment of real estate funds classified as other assets valued at net asset value	1,676		1,940
Unfunded commitment of hedged funds classified as other assets valued at net asset value	2,217		2,542
Unfunded commitment of private equity funds classified as other assets valued at net asset value	2,155		2,901
Level 1 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Fair Value, Assets Measured on Recurring Basis, Total	67,172,496		61,226,350
Fair Value, Liabilities Measured on Recurring Basis, Total	4,395,435		3,128,352
Level 2 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Fair Value, Assets Measured on Recurring Basis, Total	21,440,806		19,148,718
Fair Value, Liabilities Measured on Recurring Basis, Total	11,836,245		10,352,512
Level 3 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Fair Value, Assets Measured on Recurring Basis, Total	3,177,697		3,493,914
Fair Value, Liabilities Measured on Recurring Basis, Total	152,435		157,014
Trading Account Assets [Member] | Trading Securities [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Trading securities	22,925,754	[1]	18,791,655	[1]
Trading Account Assets [Member] | Trading Securities [Member] | Level 1 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Trading securities	16,454,180	[1]	12,644,634	[1]
Trading Account Assets [Member] | Trading Securities [Member] | Level 2 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Trading securities	5,410,790	[1]	5,009,610	[1]
Trading Account Assets [Member] | Trading Securities [Member] | Level 3 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Trading securities	1,060,784	[1]	1,137,411	[1]
Trading Account Assets [Member] | Trading Securities [Member] | Debt Securities [Member] | Japanese National Government And Japanese Government Agency Bonds [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Trading account assets, Trading securities	4,553,369		2,872,355
Trading Account Assets [Member] | Trading Securities [Member] | Debt Securities [Member] | Japanese National Government And Japanese Government Agency Bonds [Member] | Level 1 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Trading account assets, Trading securities	4,329,731		2,739,773
Trading Account Assets [Member] | Trading Securities [Member] | Debt Securities [Member] | Japanese National Government And Japanese Government Agency Bonds [Member] | Level 2 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Trading account assets, Trading securities	223,638		132,582
Trading Account Assets [Member] | Trading Securities [Member] | Debt Securities [Member] | Japanese Prefectural And Municipal Bonds [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Trading account assets, Trading securities	119,964		70,279
Trading Account Assets [Member] | Trading Securities [Member] | Debt Securities [Member] | Japanese Prefectural And Municipal Bonds [Member] | Level 2 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Trading account assets, Trading securities	119,964		70,279
Trading Account Assets [Member] | Trading Securities [Member] | Debt Securities [Member] | Foreign Governments And Official Institutions Bonds [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Trading account assets, Trading securities	10,068,296		8,015,165
Trading Account Assets [Member] | Trading Securities [Member] | Debt Securities [Member] | Foreign Governments And Official Institutions Bonds [Member] | Level 1 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Trading account assets, Trading securities	8,489,207		6,857,423
Trading Account Assets [Member] | Trading Securities [Member] | Debt Securities [Member] | Foreign Governments And Official Institutions Bonds [Member] | Level 2 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Trading account assets, Trading securities	1,457,996		1,042,185
Trading Account Assets [Member] | Trading Securities [Member] | Debt Securities [Member] | Foreign Governments And Official Institutions Bonds [Member] | Level 3 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Trading account assets, Trading securities	121,093		115,557
Trading Account Assets [Member] | Trading Securities [Member] | Debt Securities [Member] | Corporate Bonds [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Trading account assets, Trading securities	2,009,834		1,831,440
Trading Account Assets [Member] | Trading Securities [Member] | Debt Securities [Member] | Corporate Bonds [Member] | Level 2 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Trading account assets, Trading securities	1,507,264		1,277,076
Trading Account Assets [Member] | Trading Securities [Member] | Debt Securities [Member] | Corporate Bonds [Member] | Level 3 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Trading account assets, Trading securities	502,570		554,364
Trading Account Assets [Member] | Trading Securities [Member] | Debt Securities [Member] | Residential Mortgage-Backed Securities [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Trading account assets, Trading securities	3,198,648		2,515,557
Trading Account Assets [Member] | Trading Securities [Member] | Debt Securities [Member] | Residential Mortgage-Backed Securities [Member] | Level 1 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Trading account assets, Trading securities	2,866,861		2,151,410
Trading Account Assets [Member] | Trading Securities [Member] | Debt Securities [Member] | Residential Mortgage-Backed Securities [Member] | Level 2 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Trading account assets, Trading securities	312,578		310,459
Trading Account Assets [Member] | Trading Securities [Member] | Debt Securities [Member] | Residential Mortgage-Backed Securities [Member] | Level 3 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Trading account assets, Trading securities	19,209		53,688
Trading Account Assets [Member] | Trading Securities [Member] | Debt Securities [Member] | Commercial Mortgage-Backed Securities [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Trading account assets, Trading securities	13,437		39,076
Trading Account Assets [Member] | Trading Securities [Member] | Debt Securities [Member] | Commercial Mortgage-Backed Securities [Member] | Level 3 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Trading account assets, Trading securities	13,437		39,076
Trading Account Assets [Member] | Trading Securities [Member] | Debt Securities [Member] | Asset-Backed Securities [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Trading account assets, Trading securities	411,543		440,303
Trading Account Assets [Member] | Trading Securities [Member] | Debt Securities [Member] | Asset-Backed Securities [Member] | Level 2 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Trading account assets, Trading securities	27,356		86,468
Trading Account Assets [Member] | Trading Securities [Member] | Debt Securities [Member] | Asset-Backed Securities [Member] | Level 3 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Trading account assets, Trading securities	384,187		353,835
Trading Account Assets [Member] | Trading Securities [Member] | Debt Securities [Member] | Other Debt Securities [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Trading account assets, Trading securities	8,936		6,896
Trading Account Assets [Member] | Trading Securities [Member] | Debt Securities [Member] | Other Debt Securities [Member] | Level 2 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Trading account assets, Trading securities	8,936		6,896
Trading Account Assets [Member] | Trading Securities [Member] | Debt Securities [Member] | Commercial Paper [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Trading account assets, Trading securities	1,124,750		1,457,637
Trading Account Assets [Member] | Trading Securities [Member] | Debt Securities [Member] | Commercial Paper [Member] | Level 2 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Trading account assets, Trading securities	1,124,750		1,457,637
Trading Account Assets [Member] | Trading Securities [Member] | Equity Securities [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Trading account assets, Trading securities	1,416,977	[2]	1,542,947	[2]
Trading Account Assets [Member] | Trading Securities [Member] | Equity Securities [Member] | Level 1 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Trading account assets, Trading securities	768,381	[2]	896,028	[2]
Trading Account Assets [Member] | Trading Securities [Member] | Equity Securities [Member] | Level 2 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Trading account assets, Trading securities	628,308	[2]	626,028	[2]
Trading Account Assets [Member] | Trading Securities [Member] | Equity Securities [Member] | Level 3 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Trading account assets, Trading securities	20,288	[2]	20,891	[2]
Trading Account Assets [Member] | Trading Derivative Assets [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Trading derivative assets	11,858,251		10,033,140
Interest rate contracts	8,682,847		7,420,538
Foreign exchange contracts	2,884,245		2,314,500
Equity contracts	64,064		81,778
Commodity contracts	159,845		171,323
Credit derivatives	67,250		45,001
Trading Account Assets [Member] | Trading Derivative Assets [Member] | Level 1 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Trading derivative assets	39,327		76,514
Interest rate contracts	2,931		14,201
Foreign exchange contracts	144		169
Equity contracts	21,615		48,101
Commodity contracts	14,637		14,043
Trading Account Assets [Member] | Trading Derivative Assets [Member] | Level 2 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Trading derivative assets	11,710,823		9,854,646
Interest rate contracts	8,664,619		7,391,719
Foreign exchange contracts	2,797,556		2,232,386
Equity contracts	39,413		32,266
Commodity contracts	143,013		154,768
Credit derivatives	66,222		43,507
Trading Account Assets [Member] | Trading Derivative Assets [Member] | Level 3 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Trading derivative assets	108,101		101,980
Interest rate contracts	15,297		14,618
Foreign exchange contracts	86,545		81,945
Equity contracts	3,036		1,411
Commodity contracts	2,195		2,512
Credit derivatives	1,028		1,494
Investment Securities [Member] | Securities Available For Sale [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Investment securities, securities available for sale	56,257,325		54,329,881
Investment Securities [Member] | Securities Available For Sale [Member] | Level 1 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Investment securities, securities available for sale	50,209,234		48,073,048
Investment Securities [Member] | Securities Available For Sale [Member] | Level 2 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Investment securities, securities available for sale	4,086,609		4,053,521
Investment Securities [Member] | Securities Available For Sale [Member] | Level 3 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Investment securities, securities available for sale	1,961,482		2,203,312
Investment Securities [Member] | Securities Available For Sale [Member] | Debt Securities [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Investment securities, Securities available for sale by type	3,228,269		3,659,334
Investment Securities [Member] | Securities Available For Sale [Member] | Debt Securities [Member] | Level 1 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Investment securities, Securities available for sale by type	3,092,847		3,534,077
Investment Securities [Member] | Securities Available For Sale [Member] | Debt Securities [Member] | Level 2 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Investment securities, Securities available for sale by type	135,222		125,062
Investment Securities [Member] | Securities Available For Sale [Member] | Debt Securities [Member] | Level 3 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Investment securities, Securities available for sale by type	200		195
Investment Securities [Member] | Securities Available For Sale [Member] | Debt Securities [Member] | Japanese National Government And Japanese Government Agency Bonds [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Investment securities, Securities available for sale by type	47,498,170		44,719,622
Investment Securities [Member] | Securities Available For Sale [Member] | Debt Securities [Member] | Japanese National Government And Japanese Government Agency Bonds [Member] | Level 1 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Investment securities, Securities available for sale by type	46,510,987		43,813,364
Investment Securities [Member] | Securities Available For Sale [Member] | Debt Securities [Member] | Japanese National Government And Japanese Government Agency Bonds [Member] | Level 2 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Investment securities, Securities available for sale by type	987,183		906,258
Investment Securities [Member] | Securities Available For Sale [Member] | Debt Securities [Member] | Japanese Prefectural And Municipal Bonds [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Investment securities, Securities available for sale by type	203,393		200,281
Investment Securities [Member] | Securities Available For Sale [Member] | Debt Securities [Member] | Japanese Prefectural And Municipal Bonds [Member] | Level 2 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Investment securities, Securities available for sale by type	202,410		199,227
Investment Securities [Member] | Securities Available For Sale [Member] | Debt Securities [Member] | Japanese Prefectural And Municipal Bonds [Member] | Level 3 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Investment securities, Securities available for sale by type	983		1,054
Investment Securities [Member] | Securities Available For Sale [Member] | Debt Securities [Member] | Foreign Governments And Official Institutions Bonds [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Investment securities, Securities available for sale by type	888,957		988,791
Investment Securities [Member] | Securities Available For Sale [Member] | Debt Securities [Member] | Foreign Governments And Official Institutions Bonds [Member] | Level 1 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Investment securities, Securities available for sale by type	605,054		723,020
Investment Securities [Member] | Securities Available For Sale [Member] | Debt Securities [Member] | Foreign Governments And Official Institutions Bonds [Member] | Level 2 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Investment securities, Securities available for sale by type	148,124		135,362
Investment Securities [Member] | Securities Available For Sale [Member] | Debt Securities [Member] | Foreign Governments And Official Institutions Bonds [Member] | Level 3 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Investment securities, Securities available for sale by type	135,779		130,409
Investment Securities [Member] | Securities Available For Sale [Member] | Debt Securities [Member] | Corporate Bonds [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Investment securities, Securities available for sale by type	2,902,293		3,139,542
Investment Securities [Member] | Securities Available For Sale [Member] | Debt Securities [Member] | Corporate Bonds [Member] | Level 2 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Investment securities, Securities available for sale by type	1,165,177		1,131,570
Investment Securities [Member] | Securities Available For Sale [Member] | Debt Securities [Member] | Corporate Bonds [Member] | Level 3 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Investment securities, Securities available for sale by type	1,737,116		2,007,972
Investment Securities [Member] | Securities Available For Sale [Member] | Debt Securities [Member] | Residential Mortgage-Backed Securities [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Investment securities, Securities available for sale by type	1,010,034		1,138,571
Investment Securities [Member] | Securities Available For Sale [Member] | Debt Securities [Member] | Residential Mortgage-Backed Securities [Member] | Level 1 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Investment securities, Securities available for sale by type	346		2,587
Investment Securities [Member] | Securities Available For Sale [Member] | Debt Securities [Member] | Residential Mortgage-Backed Securities [Member] | Level 2 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Investment securities, Securities available for sale by type	985,212		1,112,201
Investment Securities [Member] | Securities Available For Sale [Member] | Debt Securities [Member] | Residential Mortgage-Backed Securities [Member] | Level 3 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Investment securities, Securities available for sale by type	24,476		23,783
Investment Securities [Member] | Securities Available For Sale [Member] | Debt Securities [Member] | Commercial Mortgage-Backed Securities [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Investment securities, Securities available for sale by type	66,517		30,390
Investment Securities [Member] | Securities Available For Sale [Member] | Debt Securities [Member] | Commercial Mortgage-Backed Securities [Member] | Level 2 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Investment securities, Securities available for sale by type	60,933		22,243
Investment Securities [Member] | Securities Available For Sale [Member] | Debt Securities [Member] | Commercial Mortgage-Backed Securities [Member] | Level 3 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Investment securities, Securities available for sale by type	5,584		8,147
Investment Securities [Member] | Securities Available For Sale [Member] | Debt Securities [Member] | Asset-Backed Securities [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Investment securities, Securities available for sale by type	458,770		452,390
Investment Securities [Member] | Securities Available For Sale [Member] | Debt Securities [Member] | Asset-Backed Securities [Member] | Level 2 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Investment securities, Securities available for sale by type	402,348		421,598
Investment Securities [Member] | Securities Available For Sale [Member] | Debt Securities [Member] | Asset-Backed Securities [Member] | Level 3 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Investment securities, Securities available for sale by type	56,422		30,792
Investment Securities [Member] | Securities Available For Sale [Member] | Debt Securities [Member] | Other Debt Securities [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Investment securities, Securities available for sale by type	922		960
Investment Securities [Member] | Securities Available For Sale [Member] | Debt Securities [Member] | Other Debt Securities [Member] | Level 3 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Investment securities, Securities available for sale by type	922		960
Investment Securities [Member] | Other Investment Securities [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Investment securities, Other investment securities	32,808		37,024
Investment Securities [Member] | Other Investment Securities [Member] | Level 2 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Investment securities, Other investment securities	1,189		1,116
Investment Securities [Member] | Other Investment Securities [Member] | Level 3 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Investment securities, Other investment securities	31,619		35,908
Others [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Other Assets	716,861	[3],[4]	677,282	[3],[4]
Others [Member] | Level 1 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Other Assets	469,755	[3],[4]	432,154	[3],[4]
Others [Member] | Level 2 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Other Assets	231,395	[3],[4]	229,825	[3],[4]
Others [Member] | Level 3 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Other Assets	15,711	[3],[4]	15,303	[3],[4]
Trading Account Liabilities [Member] | Trading Securities Sold, Not Yet Purchased [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Trading securities sold, not yet purchased	52,924		30,568
Trading Account Liabilities [Member] | Trading Securities Sold, Not Yet Purchased [Member] | Level 1 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Trading securities sold, not yet purchased	47,929		27,988
Trading Account Liabilities [Member] | Trading Securities Sold, Not Yet Purchased [Member] | Level 2 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Trading securities sold, not yet purchased	4,995		2,580
Trading Account Liabilities [Member] | Trading Derivative Liabilities [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Interest rate contracts	8,642,925		7,330,318
Foreign exchange contracts	2,473,937		2,279,273
Equity contracts	92,943		84,343
Commodity contracts	126,923		137,269
Credit derivatives	59,846		47,203
Trading derivative liabilities	11,396,574		9,878,406
Trading Account Liabilities [Member] | Trading Derivative Liabilities [Member] | Level 1 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Interest rate contracts	14,619		2,116
Foreign exchange contracts	339		279
Equity contracts	20,260		19,581
Commodity contracts	11,081		8,671
Trading derivative liabilities	46,299		30,647
Trading Account Liabilities [Member] | Trading Derivative Liabilities [Member] | Level 2 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Interest rate contracts	8,559,483		7,253,626
Foreign exchange contracts	2,427,851		2,229,960
Equity contracts	61,284		52,870
Commodity contracts	113,844		127,065
Credit derivatives	58,791		45,407
Trading derivative liabilities	11,221,253		9,708,928
Trading Account Liabilities [Member] | Trading Derivative Liabilities [Member] | Level 3 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Interest rate contracts	68,823		74,576
Foreign exchange contracts	45,747		49,034
Equity contracts	11,399		11,892
Commodity contracts	1,998		1,533
Credit derivatives	1,055		1,796
Trading derivative liabilities	129,022		138,831
Obligation To Return Securities Received As Collateral [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Obligations to return securities received as collateral	4,520,144		3,267,775
Obligation To Return Securities Received As Collateral [Member] | Level 1 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Obligations to return securities received as collateral	4,301,207		3,069,717
Obligation To Return Securities Received As Collateral [Member] | Level 2 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Obligations to return securities received as collateral	218,937		198,058
Others Liabilities [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Other liabilities	414,473	[5]	461,129	[5]
Others Liabilities [Member] | Level 2 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Other liabilities	391,060	[5]	442,946	[5]
Others Liabilities [Member] | Level 3 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Other liabilities	¥ 23,413	[5]	¥ 18,183	[5]

[1]	Includes securities under fair value option.
[2]	Includes investments valued at net asset value of ¥193,249 million and ¥182,278 million at March 31, 2011 and September 30, 2011, respectively. The unfunded commitments related to these investments at March 31, 2011 and September 30, 2011 are ¥5,780 million and ¥5,428 million, respectively. These investments are mainly hedge funds.
[3]	Includes interest-earning deposits in other banks, receivables under resale agreements, securities under lending transactions, money in trust for segregating cash deposited by customers on security transactions and derivatives designated as hedging instruments.
[4]	Includes investments valued at net asset value of real estate funds, hedge funds and private equity funds, whose fair values at March 31, 2011 were ¥7,332 million, ¥3,986 million and ¥3,220 million, respectively, and those at September 30, 2011 were ¥6,575 million, ¥3,814 million and ¥3,572 million, respectively. The amounts of unfunded commitments related to these real estate funds, hedge funds and private equity funds at March 31, 2011 were ¥1,940 million, ¥2,542 million and ¥2,901 million, respectively, and those at September 30, 2011 were ¥1,676 million, ¥2,217 million and ¥2,155 million, respectively.
[5]	Includes other short-term borrowings, long-term debt, bifurcated embedded derivatives carried at fair value and derivative liabilities designated as hedging instruments.